Cover	Nov. 17, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously disclosed, on November 17, 2025 (the “Closing Date”), Ondas Inc. (the “Company”) completed the previously announced acquisition of Sentry CS Ltd, a company organized under the laws of the State of Israel (“Sentry”), pursuant to the Share Purchase Agreement, dated as of November 3, 2025 (the “Agreement”), by and among the Company, Sentry, Sentry’s shareholders (the “Sentry Shareholders”), and Sagitta Holdco SARL, a private limited liability company organized under the laws of the Grand Duchy of Luxembourg, having its registered office at 15, Boulevard F.W. Raiffeisen, L-2411 Luxembourg, and registered with the Luxembourg Trade and Companies Register under number B268651, solely in its capacity as the representative, agent and attorney-in-fact of the Indemnifying Parties (as defined in the Agreement) (the “Shareholders’ Agent,” together with the Sentry Shareholders, the “Sellers”). In accordance with the terms of the Agreement, the Company acquired 100% of the issued and outstanding share capital of Sentry, for an aggregate purchase price of $224.6 million, including $134.1 million in cash and shares of the Company’s common stock valued at $90.6 million (the “Shares”), par value $0.0001 per share.
Document Period End Date	Nov. 17, 2025
Entity File Number	001-39761
Entity Registrant Name	Ondas Inc.
Entity Central Index Key	0001646188
Entity Tax Identification Number	47-2615102
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	222 Lakeview Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	888
Local Phone Number	350-9994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	ONDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false